UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON DC 20549



FORM 13F



FORM 13F COVER PAGE







Report for the Calendar Year or Quarter Ended: December 31, 2012





Check here if Amendment []; Amendment Number:

This Amendment (Check one): [] is a restatement

                            [] adds new holdings entries





Institutional Investment Manager Filing this Report:



Longfellow Investment Management Co. LLC

20 Winthrop Square

Boston, MA 02110



13F File Number: 028-10136





The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete,

and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person signing this Report on Behalf of Reporting Manager:



Name:  David W. Seeley

Title: Chairman

       Longfellow Investment Management Co. LLC

Phone: 617-695-3504



Signature, Place, and date of signing:

David W. Seeley, Boston, MA, February 13, 2013





Report Type:   [x]13F HOLDINGS REPORT

               [ ]13F NOTICE

               [ ]13F COMBINATION REPORT





List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE



Report Summary



Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    70

Form 13F information Table Value Total:    $311448

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alterra Capital Holdings Limit COM              g0229r108     9866   350000 SH       SOLE                   350000
American Realty Capital Trust, COM              02917l101     9024   782000 SH       SOLE                   782000
Arbitron Inc.                  COM              03875q108     7235   155000 SH       SOLE                   155000
BCD Semiconductor Manufacturin SPON ADR         055347207     5405   715000 SH       SOLE                   715000
Blackrock Credit Allocation IV COM              092508100     3882   282769 SH       SOLE                   282769
CH Energy Group, Inc.          COM              12541m102     4340    66545 SH       SOLE                    66545
Cascade Corporation            COM              147195101     8547   132927 SH       SOLE                   132927
Citizens Republic Bancorp, Inc COM NEW          174420307     7607   401000 SH       SOLE                   401000
Clearwire Corporation-Class A  CL A             18538q105     7716  2670000 SH       SOLE                  2670000
Complete Genomics, Inc.        COM              20454k104     4638  1472365 SH       SOLE                  1472365
Coventry Health Care, Inc.     COM              222862104    13476   300600 SH       SOLE                   300600
Cymer, Inc.                    COM              232572107    10219   113000 SH       SOLE                   113000
Eaton Vance Senior Income Trus SH BEN INT       27826s103      536    71107 SH       SOLE                    71107
Epoch Holding Corporation      COM              29428r103    11316   405600 SH       SOLE                   405600
First California Financial Gro COM              319395109     4474   579541 SH       SOLE                   579541
Firstcity Financial Corporatio COM              33761x107     4032   414000 SH       SOLE                   414000
Hudson City Bancorp, Inc.      COM              443683107     8032   988000 SH       SOLE                   988000
Jefferies Group, Inc.          COM              472319102     5946   320200 SH       SOLE                   320200
Knight Capital Group, Inc.-A   CL A COM         499005106     5834  1662200 SH       SOLE                  1662200
LML Payment Systems Inc.       COM              50208p109     4459  1300000 SH       SOLE                  1300000
MIPS Technologies, Inc.        COM              604567107     3900   500000 SH       SOLE                   500000
Mission West Properties Inc.   COM              605203108     4172   458000 SH       SOLE                   458000
NYSE Euronext                  COM              629491101     8598   272600 SH       SOLE                   272600
Nexen Inc.                     COM              65334H102     8351   310000 SH       SOLE                   310000
PLX Technology, Inc.           COM              693417107     4443  1224095 SH       SOLE                  1224095
PSS World Medical, Inc.        COM              69366A100     8317   288000 SH       SOLE                   288000
Plains Exploration & Productio COM              726505100    11735   250000 SH       SOLE                   250000
Ralcorp Holdings, Inc.         COM              751028101    13223   147500 SH       SOLE                   147500
Robbins & Myers, Inc.          COM              770196103    12294   206800 SH       SOLE                   206800
Roma Financial Corporation     COM              77581p109     3071   203100 SH       SOLE                   203100
Sauer-Danfoss Inc.             COM              804137107     4334    81200 SH       SOLE                    81200
Seabright Holdings, Inc.       COM              811656107     8902   804169 SH       SOLE                   804169
Sealy Corporation              COM              812139301     7945  3678300 SH       SOLE                  3678300
Spartech Corporation           COM NEW          847220209     8907   981000 SH       SOLE                   981000
Sprint Nextel Corporation      COM SER 1        852061100     5165   911000 SH       SOLE                   911000
Sunrise Senior Living, Inc.    COM              86768k106     8832   614200 SH       SOLE                   614200
TNS, Inc.                      COM              872960109     4198   202500 SH       SOLE                   202500
Teavana Holdings, Inc.         COM              87819p102     8657   558500 SH       SOLE                   558500
The Shaw Group Inc.            COM              820280105     9355   200700 SH       SOLE                   200700
The Warnaco Group, Inc.        COM NEW          934390402     9734   136000 SH       SOLE                   136000
Westway Group, Inc.            COM              96169b100     3682   552095 SH       SOLE                   552095
YM BioSciences Inc.            COM              984238105     7405  2580000 SH       SOLE                  2580000
ALERIAN MLP ETF	               ALERIAN MLP	00162Q866     1235    71160 SH	     SOLE                                      71160
AGRIUM INC                     COM		008916108      360     3600 SH       SOLE                                       3600
ALTRIA GROUP INC               COM              02209S103     1377    43812 SH       SOLE                                      43812
CIT GROUP INC EQUITY           COM		125581801      101     2604 SH       SOLE                                       2604
CHEVRON CORP                   COM 		166764100      357     3300 SH       SOLE					3300
CONOCOPHILLIPS                 COM		20825C104      534     9200 SH       SOLE				        9200
ETFS SILVER TRUST              SILVER SHS	26922X107      963    32060 SH	     SOLE				       32060
ETFS PALLADIUM TRUST           SH BEN INT       26923A106      637     9189 SH       SOLE                                       9189
HALLIBURTON CO                 COM              406216101      145     4175 SH       SOLE                                       4175
ISHARES S&P S/T NATL AMT       S&P SH NTL AMTFR	464288158      505     4750 SH       SOLE                                       4750
JPMORGAN CHASE & CO            COM              46625H100       42     1000 SH       SOLE                                       1000
MARKET VECTORS GOLD MINERS     GOLD MINER ETF	57060U100     1031    22215 SH       SOLE                                      22215
MARKET VECTORS JR GOLD MINER   JR GOLD MINERS E	57060U589      254    12840 SH       SOLE                                      12840
MERCK & CO INC                 COM              58933Y105       37      905 SH       SOLE                                        905
MOSAIC CO	               COM     		61945C103      238     4200 SH       SOLE                                       4200
PFIZER INC                     COM		717081103      395    15760 SH	     SOLE                                      15760
PHILIP MORRIS INTERNATIONAL    COM  		718172109       60      725 SH       SOLE                                        725
PHILLIPS 66                    COM		718546104      244     4600 SH       SOLE                                       4600
POTASH CORP OF SASKATCHEWAN    COM     		73755L107       87     2150 SH       SOLE                                       2150
PROSPECT CAPITAL CORPORATION   COM		74348T102	77     7040 SH       SOLE                                       7040
ROYAL DUTCH SHELL ADR          SPON ADR B	780259107      641     9045 SH       SOLE                                       9045
ROYAL DUTCH SHELL PLC-ADR A    SPONS ADR A	780259206	35	546 SH	     SOLE			                 546
SILVER WHEATON CORP            COM		828336107       65     1800 SH	     SOLE				        1800
WELLS FARGO & CO               COM              949746101       51     1500 SH       SOLE                                       1500
WILLIAMS COS INC               COM              969457100	72     2250 SH       SOLE                                       2250
WPX ENERGY INC                 COM              98212B103	 9	749 SH       SOLE                                        749
XCEL ENERGY INC	               COM		98389B100	70     2625 SH	     SOLE                                       2625
TRANSOCEAN LTD                 REG SHS		H8817H100       22      500 SH	     SOLE                                        500